Note 7 - Income Taxes - Income (Loss) from Continuing Operations (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
US operations	$ (2,562,960)	$ (3,345,925)
Foreign operations	(131,704)	(361,522)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ (2,694,664)	$ (3,707,447)